Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
February 28, 2025
AEV-NPRT1-0425
1.797934.121
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	17,300	860,127
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	38,938	1,100,777
Imperial Oil Ltd (United States) (a)	17,985	1,220,103
Parex Resources Inc	53,432	520,747
Parkland Corp	10,100	248,669
		3,090,296
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States) (a)	22,163	1,160,455
TOTAL CANADA		5,110,878
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	2,637	409,488
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	11,964	1,350,975
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	4,700	457,545
UNITED KINGDOM - 4.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	8,394	381,962
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola Europacific Partners PLC	12,682	1,093,949
Diageo PLC	33,280	905,495
		1,999,444
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC ADR	53,364	4,066,870
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	216,707	2,661,853
TOTAL UNITED KINGDOM		9,110,129
UNITED STATES - 89.8%
Communication Services - 3.4%
Entertainment - 1.0%
Walt Disney Co/The	19,766	2,249,371
Interactive Media & Services - 0.8%
Alphabet Inc Class A	9,773	1,664,146
Media - 1.6%
Comcast Corp Class A	97,719	3,506,158
Consumer Discretionary - 4.3%
Diversified Consumer Services - 1.1%
H&R Block Inc	43,066	2,347,528
Specialty Retail - 2.7%
Lowe's Cos Inc	8,029	1,996,331
Murphy USA Inc	1,700	797,708
Ross Stores Inc	13,113	1,840,016
Ulta Beauty Inc (b)	3,342	1,224,375
		5,858,430
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	11,749	1,003,599
TOTAL CONSUMER DISCRETIONARY		9,209,557

Consumer Staples - 8.3%
Beverages - 1.7%
Coca-Cola Co/The	17,511	1,246,958
Keurig Dr Pepper Inc	75,206	2,520,905
		3,767,863
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (b)	16,251	1,645,576
Target Corp	9,425	1,170,962
US Foods Holding Corp (b)	33,228	2,381,784
		5,198,322
Food Products - 0.9%
Mondelez International Inc	20,346	1,306,824
Tyson Foods Inc Class A	11,185	686,087
		1,992,911
Household Products - 1.2%
Procter & Gamble Co/The	15,069	2,619,595
Personal Care Products - 2.0%
Kenvue Inc	181,825	4,291,070
TOTAL CONSUMER STAPLES		17,869,761

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Exxon Mobil Corp	76,492	8,515,854
Shell PLC ADR	65,252	4,401,900
		12,917,754
Financials - 28.0%
Banks - 12.0%
Bank of America Corp	114,994	5,301,224
Cullen/Frost Bankers Inc	4,143	567,715
JPMorgan Chase & Co	32,571	8,619,916
M&T Bank Corp	10,866	2,083,230
PNC Financial Services Group Inc/The	14,653	2,812,204
US Bancorp	39,436	1,849,548
Wells Fargo & Co	55,801	4,370,334
		25,604,171
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	6,500	578,175
Blackrock Inc	2,138	2,090,494
Charles Schwab Corp/The	12,928	1,028,164
Morgan Stanley	4,000	532,439
Northern Trust Corp	22,858	2,519,409
		6,748,681
Consumer Finance - 0.9%
Capital One Financial Corp	9,487	1,902,618
Financial Services - 3.9%
Apollo Global Management Inc	6,970	1,040,412
Berkshire Hathaway Inc Class B (b)	10,357	5,321,737
Visa Inc Class A	5,534	2,007,237
		8,369,386
Insurance - 7.6%
Chubb Ltd	22,366	6,385,047
Hartford Insurance Group Inc/The	6,000	709,680
The Travelers Companies, Inc.	24,413	6,310,516
Willis Towers Watson PLC	8,653	2,938,991
		16,344,234
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp (a)	53,800	561,134
Annaly Capital Management Inc	26,800	588,528
		1,149,662
TOTAL FINANCIALS		60,118,752

Health Care - 14.3%
Biotechnology - 2.3%
AbbVie Inc	5,895	1,232,232
Gilead Sciences Inc	32,246	3,686,040
		4,918,272
Health Care Providers & Services - 8.3%
Centene Corp (b)	74,003	4,304,015
Cigna Group/The	17,858	5,515,444
CVS Health Corp	45,270	2,975,144
UnitedHealth Group Inc	10,313	4,898,263
		17,692,866
Pharmaceuticals - 3.7%
Elanco Animal Health Inc (b)	76,000	848,920
GSK PLC ADR	76,911	2,891,084
Haleon PLC	379,033	1,908,742
Merck & Co Inc	26,300	2,426,175
		8,074,921
TOTAL HEALTH CARE		30,686,059

Industrials - 12.1%
Aerospace & Defense - 2.2%
L3Harris Technologies Inc	4,838	997,160
Lockheed Martin Corp	3,989	1,796,526
Northrop Grumman Corp	3,144	1,451,711
Textron Inc	5,600	418,488
		4,663,885
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	7,900	802,798
United Parcel Service Inc Class B	13,020	1,549,771
		2,352,569
Building Products - 1.1%
Builders FirstSource Inc (b)	4,600	639,354
Johnson Controls International plc	20,447	1,751,490
		2,390,844
Electrical Equipment - 0.5%
GE Vernova Inc	400	134,072
Regal Rexnord Corp	7,056	913,046
		1,047,118
Ground Transportation - 1.2%
CSX Corp	42,229	1,351,750
Norfolk Southern Corp	5,112	1,256,274
		2,608,024
Industrial Conglomerates - 0.6%
3M Co	8,460	1,312,315
Machinery - 4.4%
Allison Transmission Holdings Inc	5,600	569,800
Cummins Inc	1,600	589,088
Deere & Co	8,918	4,287,685
Dover Corp	5,691	1,131,200
Oshkosh Corp	2,690	275,187
Pentair PLC	19,173	1,806,097
Westinghouse Air Brake Technologies Corp	4,300	797,048
		9,456,105
Professional Services - 0.3%
Maximus Inc	13,312	867,942
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	8,178	1,451,595
TOTAL INDUSTRIALS		26,150,397

Information Technology - 6.5%
Communications Equipment - 2.4%
Cisco Systems Inc	80,022	5,130,210
IT Services - 1.5%
Amdocs Ltd	22,423	1,956,407
Cognizant Technology Solutions Corp Class A	14,484	1,206,951
		3,163,358
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials Inc	7,064	1,116,606
Micron Technology Inc	16,470	1,542,087
		2,658,693
Software - 1.1%
Gen Digital Inc	88,760	2,425,811
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE	3,200	149,920
Western Digital Corp (b)	9,600	469,728
		619,648
TOTAL INFORMATION TECHNOLOGY		13,997,720

Materials - 2.4%
Chemicals - 0.7%
AdvanSix Inc	2,200	61,423
CF Industries Holdings Inc	18,891	1,530,549
		1,591,972
Construction Materials - 0.9%
CRH PLC	18,776	1,924,916
Containers & Packaging - 0.8%
Crown Holdings Inc	13,843	1,240,748
Silgan Holdings Inc	7,300	396,463
		1,637,211
TOTAL MATERIALS		5,154,099

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	5,000	930,450
Specialized REITs - 1.1%
Crown Castle Inc	13,231	1,245,037
Lamar Advertising Co Class A	4,400	546,612
Outfront Media Inc	21,912	407,563
		2,199,212
TOTAL REAL ESTATE		3,129,662

Utilities - 3.0%
Electric Utilities - 2.6%
Edison International	19,552	1,064,411
Eversource Energy	11,300	712,013
FirstEnergy Corp	13,500	523,395
PG&E Corp	184,001	3,006,577
Southern Co/The	3,370	302,592
		5,608,988
Gas Utilities - 0.3%
UGI Corp	18,000	614,880
Multi-Utilities - 0.1%
Sempra	4,605	329,579
TOTAL UTILITIES		6,553,447

TOTAL UNITED STATES		193,206,883
TOTAL COMMON STOCKS (Cost $161,196,600)		209,645,898

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd (Cost $2,331,421)	59,293	1,823,700

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	1,432,294	1,432,580
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	2,731,677	2,731,950
TOTAL MONEY MARKET FUNDS (Cost $4,164,530)			4,164,530

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $167,692,551)	215,634,128
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(203,177)
NET ASSETS - 100.0%	215,430,951

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,311,483	6,818,278	10,697,181	32,202	-	-	1,432,580	1,432,294	0.0%
Fidelity Securities Lending Cash Central Fund	-	7,952,396	5,220,446	474	-	-	2,731,950	2,731,677	0.0%
Total	5,311,483	14,770,674	15,917,627	32,676	-	-	4,164,530	4,163,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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